S000006729 [Member] Investment Objectives and Goals - Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: REAL ESTATE SECURITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Real Estate Securities Fund (the “Fund”) is to seek to achieve a high total return consistent with reasonable investment risks.